Commitments to Acquire/Dispose of Real Estate	12 Months Ended
Dec. 31, 2010
Commitments to Acquire Dispose of Real Estate [Abstract]
Commitments to Acquire/Dispose of Real Estate
5. Commitments to Acquire/Dispose of Real Estate
     In addition to the properties that were subsequently acquired as discussed in Note 20, the Company had entered into separate agreements to acquire the following (purchase price in thousands):

	Properties	Apartment Units	Purchase Price
Rental Properties	2	683	$125,250

Total	2	683	$125,250

     In addition to the properties that were subsequently disposed of as discussed in Note 20, the Company had entered into separate agreements to dispose of the following (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties	15	4,152	$378,650

Total	15	4,152	$378,650

     The closings of these pending transactions are subject to certain conditions and restrictions, therefore, there can be no assurance that these transactions will be consummated or that the final terms will not differ in material respects from those summarized in the preceding paragraphs.